Segment Reporting, including Geographic Area Data and Major Customers (Tables)	12 Months Ended
Dec. 31, 2012
Operating Segments

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as information technology support, that TSYS allocates asymmetrically.

Years ended December 31,
(in thousands)
Operating Segments	2012	2011	2010
Revenues before reimbursable items
North America Services	$826,750	809,069	809,012
International Services	396,149	380,129	321,846
Merchant Services	409,698	373,159	337,178
Intersegment revenues	(14,106)	(21,659)	(25,600)

Revenues before reimbursable items from external customers	$1,618,491	1,540,698	1,442,436

Total revenues
North America Services	$965,393	954,550	956,546
International Services	413,467	394,831	334,954
Merchant Services	512,580	487,997	458,921
Intersegment revenues	(20,468)	(28,412)	(32,844)

Revenues from external customers	$1,870,972	1,808,966	1,717,577

Depreciation and amortization
North America Services	$74,674	78,155	78,834
International Services	57,127	51,888	40,792
Merchant Services	36,252	36,124	40,298
Corporate Administration	2,557	2,998	3,003

Total depreciation and amortization	$170,610	169,165	162,927

Segment operating income
North America Services	$287,595	253,844	244,989
International Services	27,335	41,408	42,689
Merchant Services	132,115	112,986	102,444
Corporate Administration	(89,393)	(85,782)	(80,693)

Operating income	$357,652	322,456	309,429

At December 31,	2012	2011	2010
Total assets
North America Services	$1,744,877	1,621,664	1,632,882
International Services	445,642	433,203	408,880
Merchant Services	703,725	487,858	460,750
Intersegment assets	(870,406)	(684,333)	(550,251)

Total assets	$2,023,838	1,858,392	1,952,261

Property and Equipment, Net of Accumulated Depreciation and Amortization

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	At December 31,
(in millions)	2012	2011
United States	$191.7	194.8
Europe	51.3	52.4
Japan	9.5	9.7
Other	7.9	9.7

Totals	$260.4	266.6

Revenues Based on Domicile of Company's Customers

The following geographic area data represents revenues for the years ended December 31 based on the domicile of the Company’s customers:

(in millions)	2012	%	2011	%	2010	%
United States	$1,219.9	65.2	$1,227.8	67.9	$1,204.4	70.1
Europe	293.0	15.7	283.5	15.7	250.2	14.6
Canada	217.5	11.6	171.5	9.5	161.9	9.4
Japan	78.6	4.2	76.3	4.2	61.3	3.6
Mexico	11.7	0.6	7.8	0.4	7.9	0.5
Other	50.3	2.7	42.1	2.3	31.9	1.8

Totals	$1,871.0	100.0	$1,809.0	100.0	$1,717.6	100.0

Reconciliation of Geographic Revenues to Revenues by Operating Segments

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following table reconciles segment revenue to revenues by geography for the years ended December 31:

	North America Services			International Services			Merchant Services
(in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
United States	$705.5	741.5	748.2	$—	—	—	$514.4	486.3	456.2
Europe	0.8	0.7	0.8	292.2	282.8	249.4	—	—	—
Canada	217.3	171.1	161.4	—	—	—	0.2	0.4	0.5
Japan	—	—	—	78.6	76.3	61.3	—	—	—
Mexico	11.7	7.8	7.9	—	—	—	—	—	—
Other	10.5	9.6	9.3	39.3	31.8	21.5	0.5	0.7	1.1

Totals	$945.8	930.7	927.6	$410.1	390.9	332.2	$515.1	487.4	457.8